UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                              FORM 13 F COVER PAGE


Report for the Calendar Year or Quarter Ended:         September 30, 2005

Check here if Amendment [    ]:   Amendment Number:
This Amendment (Check only one)
                        [    ]  adds new holdings entries

Institutional Investment Manager filing this Report:

Name:     Axiom International Investors LLC
Address:  55 Railroad Avenue, 3rd Floor
          Greenwich, CT 06830

13F File Number:

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergral parts of this form.

Person Signing this Report on Behalf of Reporting Manager.

Name:     Andrew Jacobson
Phone:    (203) 422-8000

Signature, Place and Date of Signing:

Andrew Jacobson     Greenwich, CT       October 25, 2005

Report Type (Check only one):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of other Managers reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      53

Form 13F Information Table Value Total:      $927,303,233.06


List of Other Included Managers:





FORM 13F INFORMATION TABLE

                                                 Value  Shares/Sh/PutInvestm
Other   Voting Authority
      Name of Issuer      Title of Class  CUSIP  (x $100Prn AmtPrn
CaDiscretManagers  Sole  SharedNone




AMERICA MOVIL S A DE CV        SPON ADR L SHS	 02364W105 59222 2250Sh    Sole
2250     0    0
ICICI BK LTD        ADR	 45104G104 5943 210Sh    Sole
210    0    0
VARIAN MED SYS INC       COM	 92220P105 5005 126Sh    Sole
126    0    0
GOLDMAN SACHS GROUP INC        COM	 38141G104 5458 44Sh    Sole
44     0    0
CORNING INC       COM	 219350105 9481 490Sh    Sole
490     0    0
CHICOS FAS INC       COM	 168615102 3426 93Sh    Sole
93     0    0
GLOBALSANTAFE CORP        SHS	 G3930E01 4639 101Sh    Sole
101     0    0
L-3 COMMUNICATIONS HLDGS INC        COM   502424904 9361 118Sh    Sole
118   0    0
TXU CORP    COM 	873168108 6490 57Sh    Sole
57   0    0
GRUPO TELEVISA SA DE CV     SP ADR REP Ord 	40049J206 85712 1195Sh    Sole
1195   0    0
GENERAL ELEC CO     COM  	369604103 6368 189Sh    Sole
189   0    0
JOHNSON & JOHNSON     COM  	478160104 7049 111Sh    Sole
111   0    0
BANCOLOMBIA SA     SPON ADR PREF  	05968L102 9996 455Sh    Sole
455   0    0
CHATTEM INC     COM  	162456107 2055 57Sh    Sole
57   0    0
GENZYME CORP     COM GENL DIV  	372917104 4764 66Sh    Sole
66   0    0
MICROSOFT CORP     COM   	594918104 612 23Sh    Sole
23  0    0
BANCO BRADESCO SA     SP ADR PFD NEW 059460303 3228 66Sh    Sole
66  0   0
BANCO ITAU HLDG FINANCIERA S    SP ADR 500 PFD 059602201 29024 244Sh Sole
244   0   0
FOMENTO ECONOMICO MEXICANO S	 SPON ADR UNITS	344419106 61907	885Sh Sole
885	0  0
KERZNER INTL LTD		NOTE 2.375% 4/1	492520AB7	4810 86Sh Sole
86 	0	0
QUILMES INDL QUINSA SOCIETE	SP ADR CL B		74838Y207 463 14Sh	Sole
14  0   0
TENARIS SA		SPONSORED ADR	88031M109	81573		591Sh		Sole
591	0	0
TRANSOCEAN INC ORD	G90078109	175420	2861Sh	Sole
2861	0	0
ADOBE SYSTEMS INC	 COM	00724F101	2399		80Sh		Sole
80	0	0
AETNA INC NEW	COM		00817Y108	4324		50Sh		Sole
50	0	0
APPLE COMPUTER INC	COM		037833100	5645	 105Sh	Sole
105	0	0
AUTODESK INC	COM		052769106	3032	65Sh		Sole
65	0	0
BOEING CORP	 	COM		097023105	6502	95Sh		Sole
95	0	0
GENENTECH INC	COM NEW	368710406		10332	122Sh		Sole
122	0	0
GOOGLE INC		CLA		38259P908		5000	15Sh	   Sole
15	0	0
HOLOGIC INC		COM		436440101		3551	61Sh		Sole
61	0	0
HUDSON CITY BANCORP	COM		443683107	3044	255Sh		Sole
255	0	0
INTEL CORP 		COM		458140100		4510	183Sh		Sole
183	0	0
PENNEY JC INC	COM		708160106	  3087	65Sh		Sole
65	0	0
JOY GLOBAL INC	COM		481165108		5772		114Sh		Sole
114	0	0
MGM MIRAGE		COM		552953101		9112		208Sh		Sole
208	0	0
MONSTER WORLDWIDE INC	COM		611742107		2561		83Sh	Sole
83	0	0
MOTOROLA INC	COM		620076109		12889		583Sh		Sole
583	0	0
PEPSICO INC		COM		713448108		4440		78Sh		Sole
78	0	0
SHUFFLE MASTER INC	COM		825549108	4003	   151Sh	Sole
151	0	0
TODCO		CLA		88889T107		7178		172Sh		Sole
172	0	0
VALERO ENERGY CORP NEW 		COM		91913Y100	9757	  86Sh	Sole
86	0	0
CHICAGO BRIDGE & IRON CO NV     NY REGISTRY SH	  167250109 55607 1788Sh Sole
1788	0	0
TAIWAN SEMICONDUCTOR MFG-LTD  SPONSORED ADR	874039100	58252	7086Sh Sole
7086	0	0

WEATHERFORD INTERNATIONAL LT	COM	G95089101	89017		1296Sh	Sole
1296	0	0
CHARMING SHOPPES INC	COM		161133103	2598		243Sh		Sole
243	0	0
AMGEN INC		COM		031162100	8150		102Sh		Sole
102	0	0
FMC TECHNOLOGIES INC	COM		30249U101	6063		144Sh		Sole
144	0	0
HALLIBURTON CO	COM		406216101	  3302		48Sh		Sole
48	0
MEMC ELECTR MATLS INC	COM		552715104	968		42Sh		Sole
42	0	0
MIDDLEBY CORP	COM		596278101		5220		72Sh		Sole
72	0	0
POLO RALPH LAUREN CORP		CLA		731572103	5170	102Sh		Sole
102	0	0
SWIFT ENERGY CO		COM		870738101	3788		82Sh		Sole
82	0	0



















